CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 4,483	$ 14,845
Short-term investments	14,217	17,217
Trade receivables	7,797	8,130
Inventory	3,879	4,202
Other accounts receivable	1,912	1,468
Total current assets	32,288	45,862
NON-CURRENT ASSETS:
Inventory	1,731
Prepaid expenses	3,364	3,784
Call option to non-controlling interests, net	245
Long-term deposits	423	445
Right-of-use assets	11,038	13,013
Deferred taxes	2,872	4,168
Total non-current assets other than long-lived assets	19,673	21,410
PROPERTY AND EQUIPMENT, NET	4,652	4,025
GOODWILL	33,745	37,508
INTANGIBLE ASSETS, NET	20,425	20,787
Total assets	110,783	129,592
CURRENT LIABILITIES:
Credit from banks and others	2,169	1,798
Current maturities of lease liabilities	2,263	2,341
Deferred revenues	260	559
Income taxes payable	138	861
Trade payables	3,757	2,885
Other payables	9,238	8,920
Total current liabilities	17,825	17,364
NON-CURRENT LIABILITIES:
Liability for share options	7,164	17,220
Put option to non-controlling interests, net		67
Loans from banks	13,008	17,173
Deferred taxes	2,700	3,434
Lease liabilities	9,302	11,189
Employee benefit liabilities	1,495	2,382
Total non-current liabilities	33,669	51,465
Total liabilities	51,494	68,829
Attributable to equity holders of the company:
Issued capital	43	42
Additional paid-in capital	130,009	125,484
Treasury shares	(2)	(86)
Foreign currency translation reserve	(3,291)	2,966
Capital reserve for options	1,002	1,002
Capital reserve for remeasurement gains on defined benefit plans	1,000	442
Accumulated deficit	(73,074)	(72,998)
Total	55,687	56,852
Non-controlling interests	3,602	3,911
Total equity	59,289	60,763
Total liabilities and equity	$ 110,783	$ 129,592